SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt, Noncurrent	$ 10,000,000
Percentage Of The Long Term Debt Exercised Or Expired	83.00%
Long Term Debt Exercised Or Expired	50,527,208
Line of Credit Facility, Maximum Borrowing Capacity	70,357,702	75,564,000
Line of Credit Facility, Fair Value of Amount Outstanding	1,000,000	0
Due in 2013	5,000,000
Due in 2017	10,000,000
Federal Reserve Bank Of Richmond [Member]
Line of Credit Facility, Maximum Borrowing Capacity	16,300,000
Other Commercial Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity	12,000,000
Advances and Security Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity	391,000,000
Percentage Of Assets Limited To Maximum Borrowing Capacity	40.00%
Variable Convertible Debt [Member]
Variable Convertible Debt Maturity Period	2,020
Fixed Rate Convertible Advances [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.30%
Long Term Debt Percentage Bearing Revised Fixed Interest Rate	2.20%
Fixed Rate Convertible Advances Revised Maturity Period	2017
Fixed Rate Advance [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.00%
Long Term Debt Percentage Bearing Revised Fixed Interest Rate	2.80%
Aggregate Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	10,000,000
Fixed Rate Advances Revised Maturity Period	2022
Federal Home Loan Bank Borrowings [Member]
Debt Conversion, Original Debt, Amount	10,000,000
Debt Conversion Converted Instrument Period	10 years
Debt Conversion, Converted Instrument, Rate	4.00%
Line of Credit Facility, Maximum Borrowing Capacity	223,000,000
Security Owned and Pledged as Collateral, Fair Value	412,000,000
Fhlb Lendable Collateral	284,000,000
Fhlb Lendable Pledged Collateral	162,000,000
Line of Credit Facility, Current Borrowing Capacity	101,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	61,000,000
Fhlb Lendable Unpledged Collateral	$ 122,000,000